Schedule of Investments PIMCO Municipal Income Fund III	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.8% ¤
MUNICIPAL BONDS & NOTES 173.6%
ALABAMA 8.3%
Alabama State Docks Department Revenue Bonds, Series 2010 6.000% due 10/01/2040	$1,000	$1,000
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	19,000	18,750
6.500% due 10/01/2053	7,500	8,828
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	539
5.250% due 05/01/2044	1,000	1,105
		30,222
ARIZONA 7.2%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,200	1,210
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,800	4,306
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,762
5.000% due 07/01/2044	1,245	1,491
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010 5.250% due 10/01/2040	750	750
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	11,600	15,670
		26,189
CALIFORNIA 11.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,500
5.000% due 10/01/2042	3,260	3,260
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2053	12,000	13,531
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	2,015	2,212
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	1,015	1,053
California State General Obligation Bonds, Series 2010 5.250% due 11/01/2040	1,300	1,305
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	3,000	3,754
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	3,000	3,171
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,000	2,273
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	2,000	3,165
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	750	822
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,250	2,500
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,600	1,665
		40,211
COLORADO 3.8%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (e)	1,500	1,725
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (e)	3,500	4,065
4.000% due 08/01/2044	2,000	2,210
Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2020 4.000% due 11/15/2050	2,500	2,996
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,250	1,387
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	792
Regional Transportation District, Colorado Revenue Bonds, Series 2010 6.000% due 01/15/2034	500	501

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2020 (Unaudited)

		13,676
CONNECTICUT 1.7%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2037	2,000	2,545
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	3,300	3,682
		6,227
DISTRICT OF COLUMBIA 0.9%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	650	818
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	500	643
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,750	1,919
		3,380
FLORIDA 9.1%
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011 5.000% due 10/01/2041	3,000	3,140
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	100	103
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010 0.000% due 10/01/2039 (f)	5,000	5,031
Jacksonville, Florida Revenue Bonds, Series 2020 5.000% due 11/01/2050	2,500	2,987
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 04/01/2053	4,000	4,290
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	1,142
North Miami Beach, Florida Water Revenue Bonds, Series 2020 5.000% due 08/01/2044	3,000	3,883
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,500	1,639
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,206
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (e)	3,750	4,117
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	3,500	3,743
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2049 (c)	2,600	874
0.000% due 09/01/2053 (c)	2,600	730
		32,885
GEORGIA 5.5%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	3,600	3,009
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (e)	3,000	3,442
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,355
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	10,000	11,160
		19,966
ILLINOIS 17.7%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	4,000	4,063
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2039 (a)	3,255	3,721
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,500	4,131
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2036 (a)	1,300	1,421
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	420
5.500% due 01/01/2042	1,000	1,043
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,645
5.500% due 01/01/2034	2,665	2,806
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	3,000	3,282
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2027	1,750	2,097
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	3,750	3,863
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (e)	3,000	3,115

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2020 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	1,030	919
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,036
5.000% due 05/01/2041	1,500	1,552
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,150	1,237
5.000% due 11/01/2027	7,000	7,598
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	6,500	2,717
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	2,000	1,014
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	633
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (e)	3,900	4,752
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	3,500	4,332
		64,397
INDIANA 1.0%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	2,500	2,795
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	755	804
		3,599
IOWA 0.2%
Iowa Finance Authority Revenue Bonds, Series 2014
0.000% due 05/15/2056 ^	76	1
5.400% due 11/15/2046 ^	385	407
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	350	355
		763
KANSAS 0.6%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (e)	2,000	2,197
		2,197
LOUISIANA 5.8%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,100	3,601
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	4,000	4,481
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,500
6.000% due 10/01/2044	1,000	1,000
6.500% due 11/01/2035	400	401
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,078
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	4,000	4,680
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	839
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,350	1,607
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	950	964
		21,151
MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,563
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,000	1,130
		2,693
MARYLAND 1.6%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (e)	3,600	4,162
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.250% due 01/01/2041	700	711
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041	1,000	1,043

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2020 (Unaudited)

		5,916
MASSACHUSETTS 8.7%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,165
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2046	3,000	3,767
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	1,500	1,840
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	275	192
Massachusetts Development Finance Agency Revenue Bonds, Series 2011 0.000% due 11/15/2056 (c)(g)	140	21
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	2,500	2,727
5.000% due 01/01/2047	1,000	1,110
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	526
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (e)	3,000	3,735
University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (e)	15,745	16,590
		31,673
MICHIGAN 4.9%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (e)	3,000	3,413
4.000% due 12/01/2040 (e)	500	563
5.000% due 12/01/2031 (e)	1,200	1,479
5.000% due 12/01/2046 (e)	2,500	2,958
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,500	2,882
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	12,500	619
Michigan Trunk Line State Revenue Bonds, Series 2020 4.000% due 11/15/2045	5,000	5,865
		17,779
MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,750	1,958
MISSOURI 0.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 5.000% due 02/15/2036	425	529
Jennings, Missouri Revenue Bonds, Series 2006 5.000% due 11/01/2023	180	168
		697
NEBRASKA 2.1%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017 5.000% due 09/01/2042	5,500	7,591
NEVADA 1.7%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (e)	4,545	5,032
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	11,000	1,065
		6,097
NEW JERSEY 8.1%
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,524
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 6.500% due 04/01/2028	4,500	4,925
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,198
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	3,200	2,126
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	900	985
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,506
5.000% due 06/01/2046	7,000	7,916

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2020 (Unaudited)

5.250% due 06/01/2046	3,500	4,135
		29,315
NEW YORK 18.9%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	5,000	5,101
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	2,120	2,280
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,000	3,164
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	5,500	5,389
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	311	31
6.700% due 01/01/2049	863	641
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009 7.000% due 03/01/2049	10,450	10,497
New York City, New York Water & Sewer System Revenue Bonds, Series 2020 4.000% due 06/15/2050	4,000	4,652
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,700	2,453
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.000% due 11/15/2044	11,000	11,471
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,026
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	3,500	4,040
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (e)	1,000	1,104
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	500	564
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,500	6,292
4.000% due 01/01/2053	620	694
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046 (e)	7,000	7,769
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	1,250	1,460
		68,628
NORTH CAROLINA 2.5%
New Hanover County, North Carolina Revenue Bonds, Series 2011 5.000% due 10/01/2028	6,000	6,221
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,735
		8,956
OHIO 10.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	1,134
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	5,000	5,498
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	26,000	3,665
5.000% due 06/01/2055	7,000	7,452
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (e)	9,310	10,249
Hamilton County, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2042	1,500	1,619
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,565
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,250	1,611
		36,793
OKLAHOMA 1.0%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	1,600	1,864
Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	1,500	1,766
		3,630
OREGON 0.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	500	577
PENNSYLVANIA 6.0%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012 5.000% due 11/01/2044	6,600	6,777

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2020 (Unaudited)

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,000	1,130
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,350	1,663
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	5,000	5,687
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,036
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012 5.625% due 07/01/2042	1,645	1,735
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2019 5.000% due 11/01/2054	3,100	3,825
		21,853
PUERTO RICO 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	17,624	4,998
4.750% due 07/01/2053	6,992	7,289
		12,287
SOUTH CAROLINA 2.1%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,500
5.500% due 12/01/2053	1,750	1,947
		7,447
TENNESSEE 0.6%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009 6.625% due 10/01/2039	1,250	1,250
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	1,000	1,110
		2,360
TEXAS 13.8%
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,585	2,035
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,822
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,143
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	1,300	1,305
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
4.000% due 08/15/2045	450	533
4.000% due 08/15/2050	900	1,058
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,500	5,147
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (e)	4,000	4,917
Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (e)	5,000	5,234
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,774
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	343
4.000% due 08/15/2035 (e)	800	910
4.000% due 08/15/2036 (e)	600	680
4.000% due 08/15/2037 (e)	900	1,017
4.000% due 08/15/2040 (e)	900	1,010
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,028
5.500% due 09/01/2041	600	629
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,703
5.000% due 01/01/2048	1,250	1,457
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	521
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	186
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	8,160	9,627
University of North Texas System Revenue Bonds, Series 2018 4.000% due 04/15/2050	2,200	2,486
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	500	515
		50,080
UTAH 1.1%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	3,000	3,422

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2020 (Unaudited)

Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	550	643
		4,065
VIRGINIA 4.5%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,123
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	201	18
6.000% due 06/01/2043	601	624
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (e)	5,000	5,746
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	4,000	4,633
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,800	4,293
		16,437
WASHINGTON 2.3%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	4,561
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	1,101
Washington Health Care Facilities Authority Revenue Bonds, Series 2010 5.500% due 12/01/2039	500	504
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	1,250	1,388
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	842
		8,396
WEST VIRGINIA 1.1%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,032
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (e)	1,500	1,695
West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	1,000	1,278
		4,005
WISCONSIN 4.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,312
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	2,033
7.000% due 07/01/2048	750	803
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	7,500	467
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,000	861
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013 5.000% due 04/01/2038	3,500	3,773
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,663
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	2,000	2,232
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	2,000	2,414
		16,558
Total Municipal Bonds & Notes (Cost $578,428)		630,654
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (h) 0.2%		844
Total Short-Term Instruments (Cost $844)		844
Total Investments in Securities (Cost $579,272)		631,498
Total Investments 173.8% (Cost $579,272)		$631,498
Auction Rate Preferred Shares (42.6)%		(154,700)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.4)%		(34,253)
Other Assets and Liabilities, net (21.8)%		(79,299)
Net Assets Applicable to Common Shareholders 100.0%		$363,246

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)						Security becomes interest bearing at a future date.
	(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(f)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2020.

	(g)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%			11/15/2056	07/20/2007	$6	$21	0.01%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(h)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$844	U.S. Treasury Bills 0.000% due 09/09/2021	$(861)	$844	$844
Total Repurchase Agreements						$(861)	$844	$844
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$30,222	$0	$30,222
	Arizona			0	26,189	0	26,189
	California			0	40,211	0	40,211
	Colorado			0	13,676	0	13,676
	Connecticut			0	6,227	0	6,227
	District of Columbia			0	3,380	0	3,380
	Florida			0	32,885	0	32,885
	Georgia			0	19,966	0	19,966
	Illinois			0	64,397	0	64,397
	Indiana			0	3,599	0	3,599
	Iowa			0	763	0	763
	Kansas			0	2,197	0	2,197
	Louisiana			0	21,151	0	21,151
	Maine			0	2,693	0	2,693
	Maryland			0	5,916	0	5,916
	Massachusetts			0	31,673	0	31,673
	Michigan			0	17,779	0	17,779
	Minnesota			0	1,958	0	1,958
	Missouri			0	697	0	697
	Nebraska			0	7,591	0	7,591
	Nevada			0	6,097	0	6,097
	New Jersey			0	29,315	0	29,315
	New York			0	68,628	0	68,628
	North Carolina			0	8,956	0	8,956
	Ohio			0	36,793	0	36,793
	Oklahoma			0	3,630	0	3,630
	Oregon			0	577	0	577
	Pennsylvania			0	21,853	0	21,853
	Puerto Rico			0	12,287	0	12,287

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2020 (Unaudited)

South Carolina	0	7,447	0	7,447
Tennessee	0	2,360	0	2,360
Texas	0	50,080	0	50,080
Utah	0	4,065	0	4,065
Virginia	0	16,437	0	16,437
Washington	0	8,396	0	8,396
West Virginia	0	4,005	0	4,005
Wisconsin	0	16,558	0	16,558
Short-Term Instruments
Repurchase Agreements	0	844	0	844
Total Investments	$0	$631,498	$0	$631,498

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	PSF	Public School Fund
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced